Derivatives and Hedging Activities (Fair Value Of Derivative Instruments) (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goldman Sachs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of interest rate swap asset derivatives, not designated as hedging instruments	$ 0	$ 0
Goldman Sachs [Member] | Accrued Expenses And Oher Noncurrent Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of interest rate swap liability derivatives, not designated as hedging instruments	32,761	32,098
Mortgage Loan Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of interest rate swap asset derivatives, designated as hedging instruments	0	0
Fair value of interest rate swap liability derivatives, designated as hedging instruments	0
Mortgage Loan Interest Rate Swap [Member] | Accrued Expenses And Oher Noncurrent Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of interest rate swap liability derivatives, designated as hedging instruments		$ 3,692